Payroll costs, share based payments and management incentive schemes - Non Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				12 Months Ended
	Jul. 01, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 17, 2020 shares $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 $ / shares	Jan. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €				€ 8.1		€ 5.1	€ 9.0
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares					$ 26.23			$ 24.50	$ 25.29	$ 21.04	$ 25.50
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €				€ 8.1		5.1	9.0
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period				1,140,518	1,140,518
Number of equity instruments exercised (in shares)				237,800	237,800
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €				€ 0.6		€ 0.8	€ 0.7
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $					$ 100,000
New awards granted in the period	29,676	24,759	32,140
Number of equity instruments exercised (in shares)	24,759	32,140
Reclassification of awards for settlement of tax liabilities	7,405	7,734
Exercise price (in dollars per share) | $ / shares	$ 20.22	$ 28.27	$ 21.78
Number of other equity instruments exercisable in share-based payment arrangement					3,537
Non-Executive Director | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	13,817	24,406